Income Taxes	3 Months Ended
Oct. 31, 2014
Income Taxes [Abstract]
Income Taxes

8.     Income Taxes

The unaudited provision for income taxes for the three months ended October 31, 2014 and 2013 is composed of the following (in thousands):

	Three months ended October 31
	2014	2013
Current:
Federal	$(2)	$-
State	(17)	(6)
Deferred, net	(70)	(78)
Income tax benefit (expense)	$(89)	$(84)

The provision for income taxes is based on taxes payable under currently enacted tax laws and an analysis of temporary differences between the book and tax bases of the Company’s assets and liabilities, including various accruals, allowances, depreciation and amortization, and does not represent current taxes due.  The tax effect of these temporary differences and the estimated benefit from tax net operating losses are reported as deferred tax assets and liabilities in the consolidated balance sheet.  We have unused net operating loss carry forwards ("NOLs") for federal income tax purposes, and as a result, we generally only incur alternative minimum taxes at the federal level.

The Company also has NOLs related to tax losses incurred by its Netherlands operation.  Under tax laws in the Netherlands, NOLs are able to be carried forward for a period of nine years.  The Company has determined that, consistent with prior periods, it is not likely that the net operating losses will be utilized by the Company.  This conclusion was primarily based on the negative evidence of a history of losses and expired NOLs related to this entity.  In the opinion of the company, there is not enough positive evidence to overcome this negative evidence.  Therefore, a full valuation allowance is recorded, resulting in $0 net deferred tax assets related to the Netherlands operation at October 31, 2014 and 2013.  In the current year, management reclassified the net deferred tax assets to show the gross deferred tax asset and related full valuation allowance.

As of October 31, 2014, the Company had accumulated NOLs for federal, state and international tax purposes of approximately $6,305,000, $3,271,000 and $2,885,000, respectively, which expire as follows (in thousands):

Twelve months ended July 31,	Federal	State	International
2015	$-	$3,192	$871
2016	-	-	773
2017	-	-	324
2018	-	-	171
2019	-	4	-
2020	5,355	-	92
2021	-	-	121
2022	-	-	268
2023	-	-	265
2024	4	-	-
2025	-	75	-
2030	946	-	-
	$6,305	$3,271	$2,885

* Years not shown have no amounts that expire.

An assessment is performed semi-annually of the likelihood that the Company’s net deferred tax assets will be realized from future taxable income.  To the extent management believes it is more likely than not that some portion, or all, of the deferred tax asset will not be realized, a valuation allowance is established.  This assessment is based on all available evidence, both positive and negative, in evaluating the likelihood of realizability.  Issues considered in the assessment include future reversals of existing taxable temporary differences, estimates of future taxable income (exclusive of reversing temporary differences and carryforwards) and prudent tax planning strategies available in future periods.  Because the ultimate realizability of deferred tax assets is highly subject to the outcome of future events, the amount established as a valuation allowance is considered to be a significant estimate that is subject to change in the near term.  To the extent a valuation allowance is established or there is a change in the allowance during a period, the change is reflected with a corresponding increase or decrease in the tax provision in the consolidated statements of operations.

A reconciliation between income tax expense and income taxes computed by applying the statutory federal income tax rate of 34%, the state rate of approximately 3% to U.S. based income (loss) before income taxes for the three months ended October 31 is as follows (in thousands):

	2014	2013
Computed US income taxes at 37%	$(97)	$(64)
Permanent items	54	(23)
Other	(46)	3
Income tax (expense) benefit	$(89)	$(84)	-

We perform an evaluation of uncertain tax positions as a component of income tax expense on an annual basis.  We determined that ARI did not have any significant risk related to income tax expense and therefore no amounts were reserved for uncertain tax positions as of October 31, 2014 and 2013.  We will accrue and recognize interest and penalties related to uncertain tax positions as a component of income tax expense if it becomes necessary.  Fiscal years subsequent to 2010 remain open and subject to examination by state tax jurisdictions and the United States federal tax authorities.